Leases	12 Months Ended
Dec. 31, 2021
Disclosure of leases [text block] [Abstract]
Leases

21. Leases

Group acting as a lessee

The Group has lease contracts for its offices, customer collection centers, transporter motor vehicles and furniture and fittings. The Group’s obligations under its leases are secured by the lessor’s title to the leased assets.

The carrying amounts and movement in the right-of-use assets are set out below:

	Leasehold property	Fixtures and fittings	Subscription vehicles	Other motor vehicles	Total
	£’000	£’000	£’000	£’000	£’000
Cost
At December 31, 2019	5,450	74	—	1,751	7,275
Additions	13,902	—	—	6,496	20,398
Acquisition of a subsidiary	30,367	—	—	—	30,367
Disposals	(1,387)	—	—	—	(1,387)
At December 31, 2020	48,332	74	—	8,247	56,653
Additions	13,271	—	2,942	9,048	25,261
Acquisition of subsidiaries	29,268	—	5,536	—	34,804
Disposals	(5,096)	—	(624)	(220)	(5,940)
Transfers	—	—	—	(791)	(791)
FX revaluation	—	—	(151)	—	(151)
	Leasehold property	Fixtures and fittings	Subscription vehicles	Other motor vehicles	Total
	£’000	£’000	£’000	£’000	£’000
At December 31, 2021	85,775	74	7,703	16,284	109,836

Accumulated depreciation
At December 31, 2019	(421)	(4)	—	(81)	(506)
Depreciation charge for the year	(4,561)	(14)	—	(995)	(5,570)
Disposals	143	—	—	—	143
At December 31, 2020	(4,839)	(18)	—	(1,076)	(5,933)
Depreciation charge for the year	(8,108)	(15)	(3,157)	(2,829)	(14,109)
Disposals	2,251	—	—	143	2,394
Transfers	—	—	—	66	66
At December 31, 2021	(10,696)	(33)	(3,157)	(3,696)	(17,582)

Net book value
At December 31, 2021	75,079	41	4,546	12,588	92,254
At December 31, 2020	43,493	56	—	7,171	50,720
At December 31, 2019	5,029	70	—	1,670	6,769

The carrying amount and movement in the lease liabilities are set out below:

Lease liabilities
£’000
At December 31, 2019	5,868

Additions	19,850
Acquisition of a subsidiary	27,972
Interest	652
Payments	(6,294)

At December 31, 2020	48,048

Additions	26,228
Acquisition of subsidiaries	36,352
Interest	1,338
Payments	(18,597)
Terminations	(2,969)

At December 31, 2021	90,400

The following are the amounts recognized in the statement of profit and loss in respect of lease agreements:

	Year ended December 31 2021	Year ended December 31 2020	Year ended December 31 2019
	£’000	£’000	£’000
Depreciation expense	14,109	5,570	506
Interest on lease liabilities	1,338	652	64
Total	15,447	6,222	570

Group acting as a lessor

The Group has entered into operating leases on its subscription vehicles. These leases have terms of between one and three years.

Future minimum rentals receivable under non-cancellable operating leases are as follows:

	At December 31 2021	At December 31 2020	At December 31 2019
	£’000	£’000	£’000
Within one year	1,602	—	—
Within one year but not more than five years	469	—	—
Total	2,072	—	—